Shareholder Report, Holdings (Details)	Sep. 30, 2024
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Evertec, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Pitney Bowes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Dolby Laboratories, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | The Western Union Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Allison Transmission Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | HNI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Seneca Foods Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Perdoceo Education Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.98%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Clifford Capital Focused Small Cap Value Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Evertec, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Pitney Bowes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Dolby Laboratories, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | The Western Union Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Allison Transmission Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | HNI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Seneca Foods Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Perdoceo Education Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.98%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Clifford Capital Focused Small Cap Value Fund (Investor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Evertec, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Pitney Bowes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Dolby Laboratories, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | The Western Union Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Allison Transmission Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | HNI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Seneca Foods Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Perdoceo Education Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.98%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Clifford Capital Focused Small Cap Value Fund (Super Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Clifford Capital International Value Fund (Institutional Class) | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Clifford Capital International Value Fund (Institutional Class) | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Clifford Capital International Value Fund (Institutional Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Clifford Capital International Value Fund (Institutional Class) | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Clifford Capital International Value Fund (Institutional Class) | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Clifford Capital International Value Fund (Institutional Class) | BT Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Clifford Capital International Value Fund (Institutional Class) | Liberty Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital International Value Fund (Institutional Class) | Telefonica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Clifford Capital International Value Fund (Institutional Class) | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Clifford Capital International Value Fund (Institutional Class) | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Clifford Capital International Value Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Clifford Capital International Value Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Clifford Capital International Value Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Clifford Capital International Value Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Clifford Capital International Value Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Clifford Capital International Value Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.36%
Clifford Capital International Value Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
Clifford Capital International Value Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Clifford Capital International Value Fund (Institutional Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Clifford Capital International Value Fund (Institutional Class) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Clifford Capital International Value Fund (Investor Class) | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Clifford Capital International Value Fund (Investor Class) | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Clifford Capital International Value Fund (Investor Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Clifford Capital International Value Fund (Investor Class) | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Clifford Capital International Value Fund (Investor Class) | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Clifford Capital International Value Fund (Investor Class) | BT Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Clifford Capital International Value Fund (Investor Class) | Liberty Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital International Value Fund (Investor Class) | Telefonica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Clifford Capital International Value Fund (Investor Class) | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Clifford Capital International Value Fund (Investor Class) | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Clifford Capital International Value Fund (Investor Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Clifford Capital International Value Fund (Investor Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Clifford Capital International Value Fund (Investor Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Clifford Capital International Value Fund (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Clifford Capital International Value Fund (Investor Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Clifford Capital International Value Fund (Investor Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.36%
Clifford Capital International Value Fund (Investor Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
Clifford Capital International Value Fund (Investor Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Clifford Capital International Value Fund (Investor Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Clifford Capital International Value Fund (Investor Class) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Clifford Capital International Value Fund (Super Institutional Class) | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Clifford Capital International Value Fund (Super Institutional Class) | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Clifford Capital International Value Fund (Super Institutional Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Clifford Capital International Value Fund (Super Institutional Class) | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Clifford Capital International Value Fund (Super Institutional Class) | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Clifford Capital International Value Fund (Super Institutional Class) | BT Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Clifford Capital International Value Fund (Super Institutional Class) | Liberty Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital International Value Fund (Super Institutional Class) | Telefonica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Clifford Capital International Value Fund (Super Institutional Class) | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Clifford Capital International Value Fund (Super Institutional Class) | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Clifford Capital International Value Fund (Super Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Clifford Capital International Value Fund (Super Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Clifford Capital International Value Fund (Super Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Clifford Capital International Value Fund (Super Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Clifford Capital International Value Fund (Super Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Clifford Capital International Value Fund (Super Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.36%
Clifford Capital International Value Fund (Super Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
Clifford Capital International Value Fund (Super Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Clifford Capital International Value Fund (Super Institutional Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Clifford Capital International Value Fund (Super Institutional Class) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%